Condensed Financial Information of Parent Company - Condensed Balance Sheets (Detail) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015		Dec. 31, 2014	Dec. 31, 2013
ASSETS
Cash and due from non-affiliated banks	$ 5,280	$ 4,969	[1]	$ 6,181
Interest-bearing deposits	6,343	15,330	[1]	14,784
Securities available-for-sale, at fair value	52,563	54,090	[1]	42,604
Other assets	3,436	3,682	[1]	2,504
Total assets	468,274	456,296	[1]	390,486
LIABILITIES
Subordinated debt	6,856	6,844	[1]
Other liabilities	3,511	2,864	[1]	2,651
Total liabilities	426,326	416,727	[1]	351,248
Total shareholders' equity	41,948	39,569	[1]	39,238	$ 37,136
Total liabilities and shareholders' equity	$ 468,274	456,296	[1]	390,486
Parent Company
ASSETS
Cash and due from non-affiliated banks		149		2,445
Interest-bearing deposits		1,902
Securities available-for-sale, at fair value		2,480
Investments in subsidiaries		41,591		35,625
Other assets		1,920		1,732
Total assets		48,042		39,802
LIABILITIES
Subordinated debt		6,844
Deferred directors' compensation		477		414
Other liabilities		1,152		150
Total liabilities		8,473		564
Total shareholders' equity		39,569		39,238
Total liabilities and shareholders' equity		$ 48,042		$ 39,802

[1]	Derived from Audited December 31, 2015 Financial Statements